Average Annual Total Returns - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
	Apr. 29, 2024
Fidelity Advisor Communication Services Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	56.89%
Past 5 years	15.07%
Since Inception	13.10%	[1]
Fidelity Advisor Communication Services Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	57.12%
Past 5 years	15.22%
Since Inception	13.25%	[2]
Fidelity Advisor Communication Services Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	47.41%
Past 5 years	13.37%
Since Inception	11.46%	[3]
Fidelity Advisor Communication Services Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	47.41%
Past 5 years	11.10%
Since Inception	8.86%	[3]
Fidelity Advisor Communication Services Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	28.07%
Past 5 years	10.05%
Since Inception	8.34%	[3]
Fidelity Advisor Communication Services Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	50.57%
Past 5 years	13.62%
Since Inception	11.69%	[4]
Fidelity Advisor Communication Services Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	54.30%
Past 5 years	13.88%
Since Inception	11.93%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	13.28%
F1522
Average Annual Return:
Past 1 year	44.41%
Past 5 years	10.70%
Since Inception	8.67%

[1]	D From November 30, 2018 .
[2]	E From November 30, 2018 .
[3]	A From November 30, 2018 .
[4]	B From November 30, 2018 .
[5]	C From November 30, 2018 .